UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21671

RMR PREFERRED DIVIDEND FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Thomas A. DeCapo, Esq.
RMR Preferred Dividend Fund	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	One Beacon Street
Newton, Massachusetts 02458	Boston, Massachusetts 02108

Christina T. Simmons, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Voting Record

Fund	RDR

Company	Abingdon Investment Limited
Ticker:		Cusip:
Meeting Date:	8/13/2007	Record Date:	8/11/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

That the Articles of Association of the Guernsey Company be amended as more particularly described in the Notice of Extraordinary General Meeting contained in the Proxy Statement/Private Offering Memorandum.

		For	For	Management

2.00

That the Share Exchange Agreement (as that term is defined in the Proxy Statement/Private Offering Memorandum attached to the Notice of Extraordinary General Meeting is attached) substantially in the form of the draft attached as Exhibit A to the Proxy Statement/Private Offering Memorandum be and is hereby approved.

		For	For	Management

3.00

That the Company be and is hereby authorized to execute the Share Exchange Agreement, and such other documents and agreements that are reasonably necessary in the judgement of the directors of the Guernsey Company to implement the Share Exchange (as described in the Share Exchange Agreement), as agents for and on behalf of all the holders of shares of the Guernsey Company.

		For	For	Management

4.00	That the Secretary of the Company be and is hereby authorized on completion of the Share Exchange to make the necessary entries in the register of Members to give full effect to the Share Exchange.	For	For	Management

Company	Alesco Financial Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:	6/18/2008	Record Date:	4/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Rodney E. Bennett; 02-Marc Chayette; 03-Daniel G. Cohen; 04-Thomas P. Costello; 05-G. Steven Dawson; 06-Jack Haraburda; 07-James J. McEntee, III; 08-Lance Ullom; 09-Charles W. Wolcott.

		For	For	Management

2.00	To amend the Company’s 2006 Long-Term Incentive Plan to increase the total number of shares of common stock available to be granted under the plan, as described in the accompanying proxy statement.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2008.	For	For	Management

Company	Alpine Total Dynamic Dividend Fund
Ticker:	AOD	Cusip:	021060108
Meeting Date:	3/14/2008	Record Date:	1/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Jeffrey E. Wacksman.	For	For	Management

Company	American Capital Strategies, Ltd.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/19/2008	Record Date:	3/20/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Mary C. Baskin; 02-Neil M. Hahl; 03-Philip R. Harper; 04-John A. Koskinen; 05-Stan Lundine; 06-Kenneth D. Peterson; 07-Alvin N. Puryear; 08-Malon Wilkus.

		For	For	Management

2.00	Approval of the amendment to our Bylaws to require majority vote to elect directors in uncontested elections.	For	For	Management

3.00	Approval of the 2008 Stock Option Plan.	For	For	Management

4.00	Approval of the amendment to the Incentive Bonus Plan.	For	For	Management

5.00	Approval of the ability to issue convertible securities.	For	For	Management

6.00	Approval of the amendment and restatement of our Certificate of Incorporation.	For	For	Management

7.00	Ratification of appointment of Ernst & Young LLP as auditors for the year ending December 31, 2008.	For	For	Management

Company	Care Investment Trust Inc.
Ticker:	CRE	Cusip:	141657106
Meeting Date:	6/3/2008	Record Date:	4/28/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Flint D. Besecker; 02-G. E. Bisbee, Jr.. Ph.D.; 03-Kirk E. Gorman; 04-Alexandria Lebenthal; 05-Walter J. Owens; 06-Karen P. Robards; 07-J. Rainer Twiford.

		For	For	Management

2.00	Directors’ Proposal - Ratification of the appointment of Deloitte & Touche LLP as the Company’s independent registered auditors for the fiscal year ending December 31, 2008.	For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/23/2008	Record Date:	2/15/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Weston M. Andress; 02-Carl F. Bailey; 03-M. Miller Gorrie; 04-William M. Johnson; 05-Glade M. Knight; 06-James K. Lowder; 07-Thomas H. Lowder; 08-Herbert A. Meisler; 09-Claude B. Nielsen; 10-Harold W. Ripps; 11-Donald T. Senterfitt; 12-John W. Spiegel; 13-C. R. Thompson, III.

		For	For	Management

2.00	To approve the Colonial Properties Trust 2008 Omnibus Incentive Plan.	For	For	Management

3.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm of the Company for the fiscal year ending December 31, 2008.	For	For	Management

Company	Cornerstone Strategic Value Fund-
Ticker:	CLM	Cusip:	21924B104
Meeting Date:	4/15/2008	Record Date:	2/19/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Edwin Meese III; 02-Ralph W. Bradshaw.	For	For	Management

Company	Digital Realty Trust, Inc.
Ticker:	DLR	Cusip:	253868202
Meeting Date:	5/5/2008	Record Date:	3/6/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Richard A. Magnuson; 02-Michael F. Foust; 03-Laurence A. Chapman; 04-Kathleen Earley; 05-Ruann F. Ernst, Ph.D.; 06-Dennis E. Singleton.

		For	For	Management

2.00	Ratifying the selection of KPMG LLP as the Company’s independent auditors for the year ended December 31,2008.	For	For	Management

Company	Feldman Mall Properties, Inc.
Ticker:	FMLP	Cusip:	314308107
Meeting Date:	12/28/2007	Record Date:	11/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Lawrence Feldman; 02-Lawrence S. Kaplan; 03-Bruce E. Moore; 04-Paul H. McDowell.	For	For	Management

2.00	Proposal to approve the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year 2007.	For	For	Management

3.00	Proposal to approve the convertibility feature of our 6.85% Series A Cumulative Contingently Convertible Preferred Stock, par value $0.01 per share.	For	For	Management

4.00	Proposal to approve a stockholder proposal that the Company engage an investment bank to pursue strategic alternatives.	For	For	Stockholder

Company	Iowa Telecommunications Services,
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/12/2008	Record Date:	4/22/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Brian G. Hart*; 02-Alan L. Wells*; 03-Kenneth R. Cole**. Note: * = Class I Expires in 2011; ** = Class II Expires in 2009.	For	For	Management

2.00	Approval and ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2008 (Proposal No. 2).	For	For	Management

Company	LMP Real Estate Income Fund Inc.
Ticker:	RIT	Cusip:	50208C108
Meeting Date:	4/28/2008	Record Date:	3/3/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Daniel P. Cronin; 02-Paolo M. Cucchi; 03-Riordan Roett.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/22/2008	Record Date:	4/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-Edward K. Aldag, Jr.; 02-Virginia A. Clarke; 03-G. Steven Dawson; 04-R. Steven Hamner; 05-Robert E. Holmes, Ph.D.; 06-Sherry A. Kellett; 07-William G. McKenzie; 08-L. Glenn Orr, Jr.

		For	For	Management

2.00	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	MFA Mortgage Investments, Inc.
Ticker:	MFA	Cusip:	55272X201
Meeting Date:	5/21/2008	Record Date:	3/25/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Stephen R. Blank; 02-Edison C. Buchanan.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as MFA’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	For	For	Management

Company	Neuberger Berman R/E Sec Income-
Ticker:	NRO	Cusip:	64190A103
Meeting Date:	1/25/2008	Record Date:	11/29/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve an agreement and plan of reorganization pursuant to which Neuberger Berman Realty Income Fund Inc. would transfer its assets to Neuberger Berman Real Estate Securities Income Fund Inc. in exchange for shares of common stock and preferred stock of NRO and the assumption by NRO of NRI’s liabilities and NRI would dissolve under applicable state law.

		For	For	Management

Company	Neuberger Berman R/E Securities
Ticker:	NRO	Cusip:	64190A103
Meeting Date:	5/28/2008	Record Date:	3/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Martha C. Goss; 02-Robert A. Kavesh; 03-Edward J. O’Brien; 04-William E. Rulon; 05-Candace L. Straight.	For	For	Management

2.00

To consider, if properly presented at the meeting, a stockholder proposal to request that the Board of Directors establish a special committee to investigate suitable alternatives to replace the Fund’s investment manager, Neuberger Berman Management.

		Against	Against	Shareholder(s)

Company	Neuberger Berman Realty Income Fd-
Ticker:	NRO	Cusip:	64126G109
Meeting Date:	1/25/2008	Record Date:	11/29/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve an agreement and plan of reorganization pursuant to which Neuberger Berman Realty Income Fund Inc. (“NRI”) wowuld transfer its assets to Neuberger Berman Real Estate Securities Income Fund Inc. (“NRO”) in exchange for shares of common stock and preferred stock of NRO and the assumption by NRO of NRI’s liabilities and NRI would dissolve under applicable state laws.

		For	For	Management

Company	The Zweig Total Return Fund, Inc.
Ticker:	ZTR	Cusip:	989837109
Meeting Date:	5/6/208	Record Date:	3/11/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: 01-Wendy Luscombe; 02-R. Keith Walton.	For	For	Management

Company	U-Store-It Trust
Ticker:	YSI	Cusip:	91274F104
Meeting Date:	5/6/2008	Record Date:	3/24/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: 01-J. C. (Jack) Dannemiller; 02-W. M. Diefenderfer III; 03-Harold S. Haller; 04-Daniel B. Hurwitz; 05-Dean Jernigan; 06-Marianne M. Keller; 07-David J. LaRue.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for the year ending December 31, 2008.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Preferred Dividend Fund

/s/ Adam D. Portnoy	/s/ Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 27, 2008